Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss - basic	$ (12,459)	$ (325,309)
Adjustments for:
Share-based compensation	15,894	19,534
Unrealized foreign exchange (gain) loss	(62,753)	106,143
Exploration and evaluation	11,764	21,729
Depletion and depreciation	731,686	558,684
Impairment	187,822	285,341
Non-cash financing and accretion	18,448	14,768
Unrealized financial derivatives loss (gain)	82,817	(116,715)
Gain on dispositions	(2,238)	(1,946)
Deferred income tax recovery	(68,555)	(101,732)
Payments on onerous contracts	0	(588)
Asset retirement obligations settled	(15,417)	(14,035)
Change in non-cash working capital	(52,070)	39,448
Cash provided by (used in) operating activities	834,939	485,322
Financing activities
Decrease in bank loan	(7,775)	(21,295)
Common share issuance costs	0	(755)
Payments on lease obligations	(5,956)
Redemption of long-term notes		0
Cash provided by financing activities	(211,859)	(22,050)
Investing activities
Additions to exploration and evaluation assets	(2,948)	(10,567)
Additions to oil and gas properties	(549,343)	(485,154)
Additions to other plant and equipment	(552)	(1,804)
Property acquisitions	(3,667)	(701)
Proceeds from dispositions	1,487	2,519
Change in non-cash working capital	(62,485)	32,435
Cash used in investing activities	(617,508)	(463,272)
Change in cash	5,572	0
Cash, beginning of year	0	0
Cash, end of year	5,572	0
Supplementary information
Interest paid	112,241	104,821
Income taxes paid	$ 1,160	$ 0